Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Commitments to Purchase Mineral Stream

The following table summarizes the Company’s commitments to make per-ounce cash payments for gold, silver and palladium and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

Mineral Stream Interests	Attributable Payable Production to be Purchased								Per Unit of Measurement Cash Payment [1,2]								Term of Agreement	Date of Original Contract
	Gold		Silver		Palladium		Cobalt		Gold		Silver		Palladium		Cobalt
Peñasquito	0%		25%		0%		0%		n/a		$4.21		n/a		n/a		Life of Mine	24-Jul-07
Constancia	50%	[3]	100%		0%		0%		$400	[4]	$5.90	[4]	n/a		n/a		Life of Mine	8-Aug-12
Salobo	75%		0%		0%		0%		$404		n/a		n/a		n/a		Life of Mine	28-Feb-13
Sudbury	70%		0%		0%		0%		$400		n/a		n/a		n/a		20 years	28-Feb-13
Antamina	0%		33.75%		0%		0%		n/a		variable	[5]	n/a		n/a		Life of Mine	3-Nov-15
San Dimas	variable	[6]	0%	[6]	0%		0%		$600		n/a		n/a		n/a		Life of Mine	10-May-18
Stillwater	100%		0%		4.5%	[7]	0%		variable	[8]	n/a		variable	[8]	n/a		Life of Mine	16-Jul-18
Voisey’s Bay	0%		0%		0%		42.4%	[9]	n/a		n/a		n/a		variable	[10]	Life of Mine	11-Jun-18
Other
Los Filos	0%		100%		0%		0%		n/a		$4.39		n/a		n/a		25 years	15-Oct-04
Zinkgruvan	0%		100%		0%		0%		n/a		$4.39		n/a		n/a		Life of Mine	8-Dec-04
Yauliyacu	0%		100%	[11]	0%		0%		n/a		$8.89	[12]	n/a		n/a		Life of Mine	23-Mar-06
Stratoni	0%		100%		0%		0%		n/a		$9.31	[13]	n/a		n/a		Life of Mine	23-Apr-07
Neves-Corvo	0%		100%		0%		0%		n/a		$4.30		n/a		n/a		50 years	5-Jun-07
Aljustrel	0%		100%	[14]	0%		0%		n/a		variable	[15]	n/a		n/a		50 years	5-Jun-07
Minto	100%	[16]	100%	[16]	0%		0%		$325	[17]	$4.22		n/a		n/a		Life of Mine	20-Nov-08
Keno Hill	0%		25%		0%		0%		n/a		variable	[18]	n/a		n/a		Life of Mine	2-Oct-08
Pascua-Lama	0%		25%		0%		0%		n/a		$3.90		n/a		n/a		Life of Mine	8-Sep-09
Rosemont	100%		100%		0%		0%		$450		$3.90		n/a		n/a		Life of Mine	10-Feb-10
Loma de La Plata	0%		12.5%		0%		0%		n/a		$4.00		n/a		n/a		Life of Mine	n/a	[19]
777	50%		100%		0%		0%		$416	[4]	$6.14	[4]	n/a		n/a		Life of Mine	8-Aug-12
Early Deposit
Toroparu	10%		50%		0%		0%		$400		$3.90		n/a		n/a		Life of Mine	11-Nov-13
Cotabambas	25%	[20]	100%	[20]	0%		0%		$450		$5.90		n/a		n/a		Life of Mine	21-Mar-16
Kutcho	100%	[21]	100%	[21]	0%		0%		variable	[22]	variable	[22]	n/a		n/a		Life of Mine	12-Dec-17

1)	Subject to an annual inflationary adjustment with the exception of Loma de La Plata and Sudbury.
2)

All amounts are measured on a per ounce basis with the exception of cobalt which is measured on a per pound basis. Should the prevailing market price for the applicable metal be lower than this amount, the per ounce or per pound cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.35 per ounce, subject to an annual inflationary factor.

3)	Gold recoveries will be set at 55% for the Constancia deposit and 70% for the Pampacancha deposit until 265,000 ounces of gold have been delivered to the Company.
4)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
5)	The Company is committed to pay Glencore 20% of the spot price of silver for each ounce of silver delivered under the Antamina PMPA.
6)

Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.

7)

The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for the life of mine.

8)

The Company is committed to pay Sibanye 18% of the spot price of gold and palladium for each ounce of gold and palladium delivered under the Stillwater mines PMPA until the market value of gold and palladium delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit, and 22% of the spot price thereafter.

9)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production to be purchased will be reduced to 21.2%.
10)

The Company is committed to pay Vale 18% of the spot price of cobalt per pound of cobalt delivered under the agreement until the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit, and 22% of the spot price thereafter.

11)	Wheaton is committed to purchase from Glencore a per annum amount equal to the first 1.5 million ounces of payable silver produced at Yauliyacu and 50% of any excess.
12)

Should the market price of silver exceed $20 per ounce, in addition to the $8.89 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $18.89 per ounce of silver delivered.

13)

In October 2015, in order to incentivize additional exploration and potentially extend the limited remaining mine life of Stratoni, Wheaton and Eldorado Gold agreed to modify the Stratoni PMPA. The primary modification is to increase the production price per ounce of silver delivered to Wheaton over the current fixed price by one of the following amounts: (i) $2.50 per ounce of silver delivered if 10,000 meters of drilling is completed outside of the existing ore body and within Wheaton’s defined area of interest (“Expansion Drilling”); (ii) $5.00 per ounce of silver delivered if 20,000 meters of Expansion Drilling is completed; and (iii) $7.00 per ounce of silver delivered if 30,000 meters of Expansion Drilling is completed. Drilling in all three cases must be completed by December 31, 2020, in order for the agreed upon increase in production price to be initiated. The figures in the above table reflect the fact that Eldorado completed 20,000 meters of Expansion Drilling in June 2019.

14)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
15)	In respect of the Aljustrel PMPA, the Company is committed to pay Almina 50% of the amount received under the respective concentrate sales contracts.
16)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter. The Minto mine was placed into care and maintenance in October 2018.
17)	The production payment per ounce of gold delivered to Wheaton is to be increased over the current fixed price in periods where the market price of copper is lower than $2.50 per pound.
18)	The production payment related to the Keno Hill silver interest is a function of the silver head grade and silver spot price in the month in which the silver is produced.
19)	Terms of the agreement not yet finalized.
20)

Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.

21)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of gold and silver production for the life of mine.
22)	The Company is committed to pay Kutcho 20% of the spot price of gold and silver for each ounce of gold and silver delivered under the Kutcho Early Deposit Agreement.

Summary of Other Contractual Obligations and Contingencies

Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2019	2020 - 2022	2023 - 2024	After 2024	Sub-Total	Other Commitments	Total

Bank debt [1]	$-	$-	$1,095,500	$-	$1,095,500	$-	$1,095,500
Interest [2]	23,147	96,947	39,922	-	160,016	-	160,016
Payments for mineral stream interest [3]
Rosemont [4]	-	-	-	-	-	231,150	231,150
Loma de La Plata	-	-	-	-	-	32,400	32,400
Payments for early deposit mineral stream interest
Toroparu	-	-	-	-	-	138,000	138,000
Cotabambas	750	4,500	1,000	-	6,250	126,000	132,250
Kutcho	-	-	-	-	-	58,000	58,000
Operating leases	406	1,764	1,122	234	3,526	-	3,526

Total contractual obligations	$24,303	$103,211	$1,137,544	$234	$1,265,292	$585,550	$1,850,842

1)	At June 30, 2019, the Company had $1.1 billion drawn and outstanding on the Revolving Facility.
2)

As the applicable interest rates are floating in nature, the interest charges are estimated based on market-based forward interest rate curves at the end of the reporting period combined with the assumption that the principal balance outstanding at June 30, 2019 does not change until the debt maturity date.

3)	Does not reflect the contingent payment due related to the Salobo gold purchase agreement (see the Salobo section on the following page).
4)	Includes contingent transaction costs of $1 million.